ASSET DECOMMISSIONING OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2020
ASSET DECOMMISSIONING OBLIGATION
Schedule of position of the amounts corresponding to total asset retirement liability

	12/31/2020			12/31/2019
	Total Cost	Present Value	Present Value	Present Value
Plant	Estimate	Adjustment	Estimate	Estimate
Angra 1	3,017,913	(1,300,090)	1,717,823	1,791,971
Angra 2	3,457,180	(2,134,992)	1,322,188	1,337,408
Total	6,475,093	(3,435,082)	3,040,011	3,129,379